Share-based Compensation (Details 3) shares in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
2009 RSU Plan
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)	41,568	41,568	39,785	39,785	37,074	37,074
Granted (in shares)	31,497	31,497	31,080	31,080	28,100	28,100
Vested (in shares)	(29,805)	(29,805)	(27,664)	(27,664)	(23,541)	(23,541)
Forfeited (in shares)	(1,465)	(1,465)	(1,633)	(1,633)	(1,848)	(1,848)
Outstanding at end of the period (in shares)	41,795	41,795	41,568	41,568	39,785	39,785
Total intrinsic value of options exercised and the total fair value of RSUs on vesting dates
Total fair value vested	$ 343.6	¥ 2,235.9	$ 177.2	¥ 1,230.4	$ 99.0	¥ 641.3
2009 RSU Plan | Employees
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)	41,425	41,425	39,623	39,623	36,842	36,842
Granted (in shares)	31,452	31,452	30,980	30,980	27,968	27,968
Vested (in shares)	(29,705)	(29,705)	(27,545)	(27,545)	(23,339)	(23,339)
Forfeited (in shares)	(1,465)	(1,465)	(1,633)	(1,633)	(1,848)	(1,848)
Outstanding at end of the period (in shares)	41,707	41,707	41,425	41,425	39,623	39,623
2009 RSU Plan | Director and Consultants
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)	143	143	162	162	232	232
Granted (in shares)	45	45	100	100	132	132
Vested (in shares)	(100)	(100)	(119)	(119)	(202)	(202)
Outstanding at end of the period (in shares)	88	88	143	143	162	162
2009 RSU Plan
Share based Compensation
Total unrecognized compensation cost related to unvested awards	$ 674.2						¥ 4,386.8
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	3 years 22 days	3 years 22 days